Impairment charges - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge	$ 134,000,000
Deferred tax assets	3,137,000,000	$ 3,395,000,000
Pre-tax impairment charge net of reversals	$ 132,000,000	796,000,000	$ 249,000,000
Increase in discount rate	1.90%
Reduction of the copper price throughout the life of mine	$ 0.39
long term reduction in copper price	13.00%
Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals	$ 130,000,000	435,000,000	248,000,000
Australia [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Deferred tax assets	796,000,000	1,055,000,000
Canada [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Deferred tax assets	545,000,000	546,000,000
Mongolia [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Deferred tax assets	703,000,000	631,000,000
Mongolia [Member] | Copper & Diamonds [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Recoverable amount of asset or cash-generating unit	1,100,000,000	1,300,000,000
Pre-tax impairment charge net of reversals	$ 0
Net present value of post tax cash flows discounted percentage	8.00%
Carrying value from cash generating unit	$ 3,100,000,000
Assets and liabilities classified as held for sale [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Deferred tax assets	66,000,000	49,000,000
ISAL Smelter [member] | Assets and liabilities classified as held for sale [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Business acquisition binding offer amount	$ 345,000,000
ISAL Smelter [member] | Assets and liabilities classified as held for sale [member] | Aluminerie Alouette Inc | Netherlands [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Percentage of ownership interest to be sold	53.30%
ISAL Smelter [member] | Assets and liabilities classified as held for sale [member] | Alufluor Ab | Sweden [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Percentage of ownership interest to be sold	50.00%
Rossing [member] | Energy & Minerals [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals	$ 9,000,000	267,000,000
Rossing [member] | Namibia [Member] | Energy & Minerals [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge		267,000,000
Rossing [member] | Namibia, Dollars | Energy & Minerals [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge	$ 9,000,000
Argyle Diamond Mine [member] | Copper & Diamonds [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals		172,000,000	241,000,000
Argyle Diamond Mine [member] | Australia [Member] | Copper & Diamonds [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge		172,000,000
Description of impairment trigger assessment	In 2016, our annual impairment trigger assessment at the Argyle CGU identified the impact of lower production volumes compared with forecast and lower prices achieved for bulk diamonds as impairment indicators. We calculated a recoverable amount for Argyle of US$191 million, resulting in a pre-tax impairment charge of US$241 million to property, plant and equipment and intangible assets. In 2017, our annual impairment trigger assessment at the Argyle CGU identified impairment indicators because of lower production volumes compared with forecast, a smaller than expected contribution from productivity improvements and lower realised prices. In assessing the recoverable amount of the assets, we determined that the property, plant and equipment, including an updated closure asset, was fully impaired resulting in a pre-tax impairment charge of US$172 million. The impairment charge resulted in the recognition of deferred tax assets of US$34 million, which will be recovered by other business units in the same tax group.
Deferred tax assets		34,000,000
Recoverable amount of asset or cash-generating unit			191,000,000
Argyle Diamond Mine [member] | Australia [Member] | Copper & Diamonds [member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			$ 241,000,000
Roughrider [member] | Energy & Minerals [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals		357,000,000
Roughrider [member] | Canada [Member] | Energy & Minerals [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals		$ 357,000,000